Capital Stock - Series D Preferred Stock Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013	Mar. 09, 2012	Dec. 30, 2008	May. 12, 2008	Feb. 28, 2015	Nov. 30, 2014	Oct. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of shares of common stock sold	29,630	40,000	36,667	22,223	33,334	67,500
Convertible preferred stock, conversion price							$ 60.00
Previously Reported [Member]
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333	5,000,000	10,125,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold								47
Total proceeds								$ 4,700
Preferred stock, price per share								$ 100,000
Preferred stock, shares issued													43	43	43
Preferred stock, shares outstanding													43	43	43
Initial conversion price								$ 37.50		$ 6.7200	$ 8.6400	$ 9.6705
Issuance of common stock from conversion of preferred stock, shares								2,667
Convertible preferred stock, conversion price													$ 6.72
Series D Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of shares of common stock sold								43
Initial conversion price								$ 0.25
Issuance of common stock from conversion of preferred stock, shares								400,000
Series D Preferred Stock [Member] | X-Master Inc. [Member]
Class of Stock [Line Items]
Number of shares of common stock sold								10
Series D Preferred Stock [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of shares of common stock sold								33
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued													300,000	300,000	300,000
Preferred stock, shares outstanding													300,000	300,000	300,000
Initial conversion price									$ 75.00		$ 0.05670	$ 0.06447
Convertible preferred stock, conversion price													$ 6.72	$ 0.0576
Series B Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Initial conversion price									$ 0.5